Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes to the consolidated statements of income
Deferred taxes assets	€ 236,547	€ 229,509
Deferred tax liabilities	689,523	708,890
Net deferred tax liabilities	€ (452,976)	€ (479,381)